Goodwill (Impairment test for goodwill) (Carrying amounts of major goodwill allocated to individual CGUs) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	¥ 15,484,120	¥ 12,135,729	¥ 11,677,182
Shandong Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	2,739,818	0
Wuhan Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	518,484	518,484
Hainan Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	506,336	506,336
Heilongjiang Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	265,319	0
Yangliuqing Cogeneration [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	151,459	151,459
Qinbei Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	109,913	109,913
Jilin Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	109,826	0
Yueyang Power Company [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	100,907	100,907
Beijing Cogeneration [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	95,088	95,088
Tuas Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	¥ 10,561,956	¥ 10,381,131